UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	K&L Gates LLP
600 Lexington Avenue, 20th Floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2015

Date of reporting period: November 30, 2015

Item 1.    Reports to Stockholders.

Global X MLP ETF (ticker: MLPA)
Global X Junior MLP ETF (ticker: MLPJ)

Annual Report

November 30, 2015

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)

Global X MLP ETF

The Global X MLP ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP Infrastructure Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is intended to give investors a means of tracking the performance of the energy infrastructure master limited partnership (“MLP”) asset class in the United States, which includes MLPs engaged in transportation, storage, and processing of natural resources ("Midstream MLPs").

For the 12-month period ended November 30, 2015 (the “reporting period”), the Fund decreased 31.08%, while the Underlying Index decreased 35.06%. The Fund had a net asset value of $16.45 per share on November 30, 2014 and ended the reporting period with a net asset value of $10.56 on November 30, 2015. Over the period, the Fund slightly outperformed its Index because the Fund is structured as a C-Corp for tax purposes and therefore, could use its deferred tax liability to offset losses.

During the reporting period, the highest returns came from Phillips 66 Partners and Cheniere Energy Partners, which returned 8.68% and 8.04%, respectively. The worst performers were Crestwood Midstream Partners and Targa Resources Partners, which returned -58.73% and -54.68%, respectively.

Midstream MLPs are compensated based on the volumes of natural gas or oil that they transport, store or process. While this 'toll road' business model often isolates MLPs from the regular fluctuations in commodity prices, the severity and length of the oil and natural gas selloff weighed heavily on MLP valuations. Falling commodity prices increased the fear and likelihood of lower supply from upstream producers, due to drillers potentially being unable to cover costs of extraction. In addition, falling unit prices meant that MLPs were unlikely to use new unit offerings to raise capital to fund future growth opportunities, resulting in further devaluations. Despite the selloff in per-unit prices of midstream MLPs, none of the Fund's holdings as of November 30, 2015 had cut distributions over the past year, indicating the robustness of cash flows even in an adverse climate for energy companies.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2015
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MLP ETF	-31.08%	-30.93%	-5.11%	-5.17%	-3.28%	-3.21%
Hybrid Solactive MLP Infrastructure Index/Solactive MLP Composite Index**	-35.06%	-35.06%	-3.05%	-3.05%	-0.84%	-0.84%
S&P 500 Index	2.75%	2.75%	16.09%	16.09%	14.31%	14.31%

Growth of a $10,000 Investment

(at Net Asset Value)

*The Fund commenced investment operations on April 18, 2012.

**Reflects performance of Solactive MLP Composite Index through March 31, 2015 and Solactive MLP Infrastructure Index thereafter. The inception date of the Solactive MLP Infrastructure Index was on March 24, 2015. Effective April 1, 2015, the Fund changed its index from the Solactive MLP Composite Index to the Solactive MLP Infrastructure Index (“New Index”). This change was effected due to the planned migration to the New Index, allowing for greater exposure to Midstream MLPs.

1

Management Discussion of Fund Performance (unaudited)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above and on previous page.

2

Management Discussion of Fund Performance (unaudited)

Global X Junior MLP ETF

The Global X Junior MLP ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Junior MLP Composite Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is intended to give investors a means of tracking the overall performance of the small-capitalization segment of the master limited partnership (“MLP”) asset class in the United States, which includes MLPs engaged in transportation, storage, processing, refining, marketing, exploration, production, and mining of natural resources.

For the 12-month period ended November 30, 2015 (the “reporting period”), the Fund decreased 35.30%, while the Underlying Index decreased 38.79%. The Fund had a net asset value of $15.42 per share on November 30, 2014 and ended the reporting period with a net asset value of $9.13 on November 30, 2015. Over the period, the Fund slightly outperformed its Index because the Fund is structured as a C-Corp for tax purposes and therefore, could use its deferred tax liability to offset losses.

During the reporting period, the highest returns came from Alon USA Partners and Northern Tier Energy, which returned 73.46% and 31.37%, respectively. The worst performers were Natural Resource Partners and Crestwood Equity Partners, which returned -83.54% and

-76.53%, respectively.

The Fund invests in small cap MLPs, including those involved in upstream, midstream and downstream activities. Upstream MLPs are often the most sensitive to changes in commodity prices and therefore exposures to these entities weighed on the fund's returns compared to more midstream-focused strategies. In addition, the small cap focus of the Fund meant that some constituents are more sensitive to energy downturns due to less pricing power and higher cost of capital compared to larger counterparts.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2015
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Junior MLP ETF	-35.30%	-35.27%	-9.45%	-9.42%
Solactive Junior MLP Composite Index	-38.79%	-38.79%	-8.14%	-8.14%
S&P 500 Index	2.75%	2.75%	15.20%	15.20%

Growth of a $10,000 Investment

(at Net Asset Value)

*The Fund commenced investment operations on January 14, 2013.

3

Management Discussion of Fund Performance (unaudited)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above and on previous page.

4

Schedule of Investments	November 30, 2015

Global X MLP ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 97.1%

Oil & Gas — 97.1%
Buckeye Partners	153,136	$10,365,776
DCP Midstream Partners	151,608	3,850,843
Enbridge Energy Partners	362,113	8,998,508
Energy Transfer Equity	455,017	8,618,022
Energy Transfer Partners	405,253	15,484,717
EnLink Midstream Partners	170,885	2,549,604
Enterprise Products Partners	766,994	19,473,978
Equities Midstream Partners	81,685	5,525,990
Genesis Energy	154,621	6,084,336
Magellan Midstream Partners	223,064	13,948,192
MarkWest Energy Partners	197,493	9,479,664
NGL Energy Partners	41,095	721,217
NuStar Energy	125,420	5,019,308
ONEOK Partners	282,469	8,539,038
Phillips 66 Partners	59,560	3,454,480
Plains All American Pipeline	407,654	10,101,666
Shell Midstream Partners	70,347	2,453,000
Spectra Energy Partners	117,033	4,958,688
Sunoco Logistics Partners	295,086	8,224,047
Targa Resources Partners	278,437	6,359,501
TC PipeLines	83,308	4,120,414
Tesoro Logistics	100,210	5,005,490
Western Gas Partners	130,576	6,270,260
Williams Partners	265,950	7,292,349
		176,899,088
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $201,366,107)		176,899,088

COMMON STOCK — 2.6%
Oil & Gas — 2.6%
Plains GP Holdings, Cl A	375,788	4,607,161
TOTAL COMMON STOCK
(Cost $6,417,161)		4,607,161
TOTAL INVESTMENTS — 99.7%
(Cost $207,783,268)		$181,506,249

Percentages are based on Net Assets of $182,126,867.

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	November 30, 2015

Global X MLP ETF

Cl — Class

The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$176,899,088	$—	$—	$176,899,088
Common Stock	4,607,161	—	—	4,607,161
Total Investments in Securities	$181,506,249	$—	$—	$181,506,249

For the year ended November 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of November 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	November 30, 2015

Global X Junior MLP ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 96.0%

BERMUDA— 4.4%
Oil & Gas — 4.4%
Teekay LNG Partners	12,470	$283,069

UNITED STATES— 91.6%
Oil & Gas — 91.6%
Alliance Holdings GP	8,097	193,113
Alliance Resource Partners	11,516	197,499
Alon USA Partners	3,117	79,141
Antero Midstream Partners	12,217	273,905
Archrock Partners	9,917	159,366
BreitBurn Energy Partners	57,591	115,182
Calumet Specialty Products Partners	15,617	397,296
Cheniere Energy Partners	11,288	290,102
Crestwood Equity Partners	3,184	59,636
Dorchester Minerals	7,027	93,248
Ferrellgas Partners	13,328	279,621
Foresight Energy	11,374	48,908
Global Partners	7,286	181,130
Holly Energy Partners	9,678	322,374
Martin Midstream Partners	7,010	176,652
Memorial Production Partners	22,416	82,043
Natural Resource Partners	21,830	38,202
NGL Energy Partners	22,305	391,453
Northern Tier Energy	15,355	416,428
NuStar GP Holdings	9,370	232,938
Rose Rock Midstream	4,392	91,925
Shell Midstream Partners	14,246	496,758
Suburban Propane Partners	16,286	486,463
Summit Midstream Partners	10,034	186,733
Transmontaigne Partners	3,496	84,114
Valero Energy Partners	4,536	210,153
Vanguard Natural Resources	23,373	133,460
Viper Energy Partners	2,480	37,820
Western Refining Logistics	4,216	98,739
TOTAL UNITED STATES		5,854,402
TOTAL INVESTMENTS — 96.0%
(Cost $7,803,120)		$6,137,471

Percentages are based on Net Assets of $6,394,008.

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	November 30, 2015

Global X Junior MLP ETF

The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$6,137,471	$—	$—	$6,137,471
Total Investments in Securities	$6,137,471	$—	$—	$6,137,471

For the year ended November 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of November 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

8

Statements of Assets and Liabilities

November 30, 2015

	Global X MLP ETF	Global X Junior MLP ETF
Assets:
Cost of Investments	$207,783,268	$7,803,120
Investments at Value	$181,506,249	$6,137,471
Receivable for Investment Securities Sold	6,575,110	—
Income Tax Receivable	978,854	861,011
Cash and Cash Equivalents	78,168	—
Dividend and Interest Receivable	—	2,746
Total Assets	189,138,381	7,001,228
Liabilities:
Payable for Investment Securities Purchased	6,921,145	—
Payable due to Investment Adviser	67,498	3,955
Due to Custodian	—	600,025
Payable due to Broker	10,545	—
Franchise Tax Payable	12,326	3,240
Total Liabilities	7,011,514	607,220
Net Assets	$182,126,867	$6,394,008
Net Assets Consist of:
Paid-in Capital	$228,839,597	$11,258,707
Distributions in Excess of Net Investment Income, Net of Taxes	(6,170,438)	(2,078,899)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions, Net of Taxes	(14,202,094)	(1,081,636)
Net Unrealized Depreciation on Investments, Net of Taxes	(26,340,198)	(1,704,164)
Net Assets	$182,126,867	$6,394,008
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	17,250,000	700,000

Net Asset Value, Offering and Redemption Price Per Share	$10.56	$9.13

The accompanying notes are an integral part of the financial statements.

9

Statements of Operations

For the year ended November 30, 2015

	Global X MLP ETF	Global X Junior MLP ETF
Investment Income:
Distributions from Master Limited Partnerships	$9,784,831	$898,575
Less: Return of Capital Distributions	(9,784,831)	(898,575)
Securities Lending Income	13,587	1,469
Interest Income	196	623
Total Investment Income	13,783	2,092
Supervision and Administration Fees(1)	687,960	74,615
Franchise Tax Expense	1,031	375
Total Expenses	688,991	74,990
Net Investment Loss, Before Taxes	(675,208)	(72,898)
Tax (Expense), Net of Valuation Allowance	(277,604)	(69,171)
Net Investment Loss, Net of Taxes	(952,812)	(142,069)
Net Realized Gain (Loss) on:
Investments	(16,952,829)	(3,617,082)
Foreign Currency Transactions	—	231
Tax Benefit, Net of Valuation Allowance	993,501	895,289
Net Realized Loss on Investments, Net of Taxes	(15,959,328)	(2,721,562)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(44,424,436)	(1,221,110)
Tax Benefit/(Expense), Net of Valuation Allowance	6,633,042	(199,311)
Net Change in Unrealized Depreciation on Investments, Net of Taxes	(37,791,394)	(1,420,421)
Net Realized and Unrealized Loss on Investments, Net of Taxes	(53,750,722)	(4,141,983)
Net Decrease in Net Assets Resulting from Operations	$(54,703,534)	$(4,284,052)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

10

Statements of Changes in Net Assets

	Global X MLP ETF		Global X Junior MLP ETF
	Year Ended November 30, 2015	Year Ended November 30, 2014	Year Ended November 30, 2015	Year Ended November 30, 2014
Operations:
Net Investment Loss, Net of Taxes	$(952,812)	$(301,995)	$(142,069)	$(66,804)
Net Realized Gain (Loss) on Investments, Net of Taxes	(15,959,328)	1,792,301	(2,721,562)	1,375,237
Net Change in Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	(37,791,394)	4,736,808	(1,420,421)	(709,792)
Net Increase (Decrease) in Net Assets Resulting from Operations	(54,703,534)	6,227,114	(4,284,052)	598,641
Dividends and Distributions:
Distributions in Excess of Net Investment Income	—	(3,832,426)	(356,435)	(1,012,500)
Tax Return of Capital	(10,717,500)	(2,146,324)	(455,065)	—
Total Dividends and Distributions	(10,717,500)	(5,978,750)	(811,500)	(1,012,500)
Capital Share Transactions:
Issued	157,345,198	75,177,738	—	4,971,032
Redeemed	(52,075,865)	—	(5,474,719)	(1,665,759)
Increase (Decrease) in Net Assets from Capital Share Transactions	105,269,333	75,177,738	(5,474,719)	3,305,273
Total Increase (Decrease) in Net Assets	39,848,299	75,426,102	(10,570,271)	2,891,414
Net Assets:
Beginning of Year	142,278,568	66,852,466	16,964,279	14,072,865
End of Year	$182,126,867	$142,278,568	$6,394,008	$16,964,279

Distributions in Excess of Net Investment Income, Net of Taxes	$(6,170,438)	$(5,217,626)	$(2,078,899)	$(1,580,395)

Share Transactions:
Issued	11,950,000	4,500,000	—	300,000
Redeemed	(3,350,000)	—	(400,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	8,600,000	4,500,000	(400,000)	200,000

The accompanying notes are an integral part of the financial statements.

11

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

											Ratio of Expenses to Average Net Assets				Ratio of Investment Income/(Loss) to Average Net Assets
	Net Asset Value, Beginning of Period ($)	Net Investment Loss ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distributions in Excess of Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Before Net Tax (Benefit) (%)	Net Tax Expense (Benefit) (%)	Total Expenses (%)		Before Net Tax Benefit (Expense) (%)	Net Tax Benefit (Expense) (%)	Net Investment Loss (%)	Portfolio Turnover (%)††
Global X MLP ETF
2015	16.45	(0.09)	(4.83)	(4.92)	—	(0.97)	(0.97)	10.56	(31.08)	182,127	0.45	(4.81)	(4.36)		(0.44)	(0.18)	(0.62)	47.44
2014	16.11	(0.05)	1.32	1.27	(0.60)	(0.33)	(0.93)	16.45	7.95	142,279	0.47	3.52	3.99		(0.47)	0.17	(0.30)	30.65
2013	14.85	(0.05)	2.22	2.17	(0.26)	(0.65)	(0.91)	16.11	14.85	66,852	0.47	7.20	7.67		(0.47)	0.18	(0.29)	14.15
2012(1)	14.96	(0.04)	0.58	0.54	(0.02)	(0.63)	(0.65)	14.85	3.74	16,330	0.45	3.07	3.52	†	(0.45)	0.17	(0.28)†	6.43
Global X Junior MLP ETF
2015	15.42	(0.18)	(5.06)	(5.24)	(0.46)	(0.59)	(1.05)	9.13	(35.30)	6,394	0.75	(6.30)	(5.55)		(0.73)	(0.70)	(1.43)	57.32
2014	15.64	(0.07)	0.85	0.78	(1.00)	—	(1.00)	15.42	4.75	16,964	0.75	2.03	2.78		(0.63)	0.23	(0.40)	70.42
2013(2)	15.09	(0.07)	1.68	1.61	(0.75)	(0.31)	(1.06)	15.64	10.86	14,073	0.81	4.30	5.11	†	(0.81)	0.29	(0.52)†	68.54

(1)	The Fund commenced operations on April 18, 2012.
(2)	The Fund commenced operations on January 14, 2013.
*	Per share data calculated using average shares method.
**	Total Return is based on the change in net asset value of a share during the year/period and assumes reinvestment of dividends and distributions at net asset value. Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12

Notes to Financial Statements

November 30, 2015

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2015, the Trust had ninety portfolios, forty-seven of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF and Global X Junior MLP ETF (each a “Fund”, and collectively, the “Funds”). Each Fund has elected non-diversification status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Funds.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

MLPs – The Funds invest in MLPs in addition to other exchange-traded securities. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the

13

Notes to Financial Statements (continued)

November 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2015, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

14

Notes to Financial Statements (continued)

November 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended November 30, 2015, there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES – The Funds are taxed as regular C-corporations for federal income tax purposes. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Funds may be subject to a 20 percent federal alternative minimum tax on their federal alternative taxable income to the extent that their alternative minimum tax liability exceeds their regular federal income tax liability. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity-level income taxes. Under current law, the Funds are not eligible to elect treatment as regulated investment companies due to their investments primarily in MLPs invested in energy assets. As a result, the Funds will be obligated to pay applicable federal and state corporate income taxes on their taxable income as opposed to most other investment companies, which are not so obligated. The Funds expect that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing the Funds’ current tax liability. However, the amount of taxes currently paid by the Funds will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in the Funds.

15

Notes to Financial Statements (continued)

November 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash distributions from MLPs to the Funds that exceed such Funds’ allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce the Funds’ adjusted tax basis in the equity securities of the MLP. These reductions in the Funds’ adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Funds on a subsequent sale of the securities. The Funds will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of their investments. Upon the sale of an MLP security, the Funds may be liable for previously deferred taxes. The Funds will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Funds’ NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Funds’ deferred tax liabilities as new information becomes available. The Funds will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. During the year ended November 30, 2015, Global X MLP ETF did not incur any interest or penalties while Global X Junior MLP ETF incurred $3,090 of interest and penalties.

Since the Funds will be subject to taxation on their taxable income, the NAV of Fund shares will also be reduced by the accrual of any current and deferred tax liabilities.

The Funds’ income tax expense/(benefit) consists of the following:

For the year ended November 30, 2015

	Current		Deferred		Total
	MLP	Junior MLP	MLP	Junior MLP	MLP	Junior MLP
Federal	$(893,427)	$(790,633)	$(20,803,939)	$(899,403)	$(21,697,366)	$(1,690,036)
State	(28,467)	(33,983)	(1,214,747)	(79,408)	(1,243,214)	(113,391)
Valuation allowance	-	-	15,591,641	1,176,620	15,591,641	1,176,620
Total tax expense (benefit)	$(921,894)	$(824,616)	$(6,427,045)	$197,809	$(7,348,939)	$(626,807)

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

16

Notes to Financial Statements (continued)

November 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Components of the Funds’ deferred tax assets and liabilities are as follows:

For the year ended November 30, 2015

	MLP	Junior MLP
Deferred tax assets:
Net unrealized loss on investment securities	$15,194,202	$958,329
Net operating loss carryforward	369,092	159,607
Other	28,347	58,684
Less Valuation Allowance	(15,591,641)	(1,176,620)
Net deferred tax asset	$-	$-

Each Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Funds are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. Net operating losses that may be generated by the Funds are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years. The Funds expect to generate losses in the current period, of which it intends to carry back under these provisions.

The Funds have estimated net operating loss carryforwards for federal tax income purposes as follows:

	Year Ended	Amount	Expiration
MLP	11/30/2015	$997,545	11/30/2035
Junior MLP	11/30/2015	430,789	11/30/2035

17

Notes to Financial Statements (continued)

November 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Based upon the Funds' assessment, it has been determined that it is not more likely than not that a portion of the Funds' deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for a portion of the Funds' deferred tax assets. The Funds will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Funds' assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% for Global X MLP ETF and 34% for Global X Junior MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

For the year ended November 30, 2015

	MLP		Junior MLP
Income tax (benefit) at statutory rate	$(21,718,366)	35%	$(1,669,692)	34%
State income taxes (net of federal benefit)	(1,241,049)	2%	(149,941)	3.053%
Change in estimated state rate	(26,074)	0.042%	3,951	(0.080)%
Permanent differences, net	(16,053)	0.026%	709	(0.014)%
Other adjustments	60,962	(0.098)%	11,546	(0.024)%
Valuation allowance	15,591,641	(25.127)%	1,176,620	(23.960)%
	$(7,348,939)	11.843%	$(626,807)	12.975%

The difference in federal statutory rates between the two Funds relates to the progressive nature of the federal corporate income tax brackets and management’s expectation of what rates to which the Funds will be subject.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Funds. No U.S. federal or state income tax returns are currently under examination. The tax years ended November 30, 2015, 2014 and 2013 remain subject to examination by tax authorities in the U.S. Due to the nature of the Funds’ investments, the Funds may be required to file income tax returns in several states. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

18

Notes to Financial Statements (continued)

November 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds have accrued a state franchise tax liability for the year ended November 30, 2015. State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Funds’ investments, the Funds may be required to file franchise state returns in several states.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MLP ETF	$222,636,392	$688,060	$(41,818,203)	$(41,130,143)
Global X Junior MLP ETF	8,724,235	360,711	(2,947,475)	(2,586,764)

The difference between cost amounts for financial statement purposes and tax purposes is due primarily to the recognition of return of capital, differing cost relief methodologies, and wash sales adjustments from the Funds’ investments in MLPs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds intend to declare and make quarterly distributions; however, the Board may determine to make distributions at its own discretion. Distributions from net investment income are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

19

Notes to Financial Statements (continued)

November 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

The Funds also expect that a portion of the distributions they receive from MLPs may be treated as a tax deferred return of capital, thus reducing the Funds’ current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the shareholder’s tax basis in the shareholder’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

For the year ended November 30, 2015, the Funds made the following tax basis distributions from MLP distributions received.

	MLP	Junior MLP
Net investment income	$-	$356,435
Return of capital	10,717,500	455,065
Total	$10,717,500	$811,500

CREATION UNITS – The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value	Redemption Fee
Global X MLP ETF	50,000	$500	$528,000	$500
Global X Junior MLP ETF	50,000	500	456,500	500

20

Notes to Financial Statements (continued)

November 30, 2015

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services, if any, (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses). The following table discloses supervision and administration fees pursuant to the agreement:

Supervision and
Administration Fee
Global X MLP ETF	0.45%
Global X Junior MLP ETF	0.75%

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

Cohen Fund Audit Services, Ltd. (“Cohen”) prepares Federal form 1120 and state tax returns for the Funds. In addition, among other things, Cohen has been engaged to assist the Funds in the calculation of the current and deferred tax provisions for financial statement purposes for the Funds’ year ended November 30, 2015.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

21

Notes to Financial Statements (continued)

November 30, 2015

3. RELATED PARTY TRANSACTIONS (concluded)

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly by the Adviser from its fees. BBH also serves as Transfer Agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2015, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP ETF	$73,536,613	$136,674,430
Global X Junior MLP ETF	5,804,713	12,114,193

For the years ended November 30, 2014 and November 30, 2015, in-kind transactions associated with creations and redemptions were, respectively:

			Realized
2014	Purchases	Sales	Gain/(Loss)
Global X MLP ETF	$75,359,886	$-	$-
Global X Junior MLP ETF	4,955,907	-	-

		Sales and	Realized
2015	Purchases	Maturities	Gain/(Loss)
Global X MLP ETF	$157,123,773	$-	$-
Global X Junior MLP ETF	-	-	-

For the year ended November 30, 2015, there were no purchases or sales of long term U.S. Government securities for the Funds.

5. CONCENTRATION OF RISKS

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in their underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not their underlying indices).

22

Notes to Financial Statements (continued)

November 30, 2015

5. CONCENTRATION OF RISKS (continued)

Under normal circumstances, the Funds invest at least 80% of their total assets in securities of their Underlying Index, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

Natural Resource - MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

23

Notes to Financial Statements (concluded)

November 30, 2015

6. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2015, the Funds had no securities on loan.

7. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

8. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

24

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X MLP ETF and Global X Junior MLP ETF (two of the portfolios constituting the Global X Funds) (the “Funds”) as of November 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at November 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

January 29, 2016

25

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (June 1, 2015 to November 30, 2015).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/2015	Ending Account Value 11/30/2015	Annualized Expense Ratios(2)	Expenses Paid During Period(1)
Global X MLP ETF
Actual Fund Return	$1,000.00	$722.80	0.45%	$1. 94
Hypothetical 5% Return	1,000.00	1,022.81	0.45	2. 28
Global X Junior MLP ETF
Actual Fund Return	$1,000.00	$689.50	0.75%	$3. 18
Hypothetical 5% Return	1,000.00	1,021.31	0.75	3. 80

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)
(2)	During the year ended November 30, 2015 the Funds had a tax benefit. During periods/years when the Funds have a tax expense, expenses could be higher.

26

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a quarterly Board meeting held on November 13, 2015, the Board of Trustees (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund included in this Annual Report (each, a “Renewal Fund”) and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company LLC ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed at greater detail below. After full consideration of the factors below, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the

27

Approval of Investment Advisory Agreement (unaudited)

Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker- dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds and the adequacy of Global X Management’s personnel resources that would continue to be made available to the Renewal Funds; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of the Global X MLP ETF for the one-year, three-year, and since-inception periods, and considered the performance of the Global X Junior MLP ETF for the one-year and since inception periods. Also, the Board considered the total return and investment performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the comparator funds. The Board also considered the Renewal Funds’ tracking against the index in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Boards approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X

28

Approval of Investment Advisory Agreement (unaudited)

Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds that indicated that the Renewal Funds had fees lower than the average and median fees of the comparative funds;

•	the structure of the unified Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for the Renewal Funds was set at a competitive fee level to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that it would be in the best interest of the Renewal Funds and their shareholders to approve the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

29

Approval of Investment Advisory Agreement (unaudited)

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that continuation of the unitary Management Fee for the Renewal Funds was reasonable.

Other Benefits

In considering the Renewal Agreements, in addition to the categories discussed above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of its business judgement, all information it considered supported approval of the continuation of the Renewal Agreements.

30

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

31

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 623 Fifth Ave, 15th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	47[3]	None.
Scott R. Chichester[1] 623 Fifth Ave, 15th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, AdeptPros Inc. (app development, training and consulting) (since 2012); Founder, Madison Park Advisors LLC (advisory services) (since 2011); CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	47[3]	Director of AdeptPros Inc. (since 2015); Director of Sterling Seal & Supply Inc. (since 2011);Director of Bayview Acquisition Corp. (since 2010); Trustee of ARK ETF Trust (since 2014).
Kartik Kiran Shah 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Trustee (since 2008)	President and Chief Business Officer, Oxeia Biopharmaceuticals, Inc. (2015-Present); Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	47[3]	Director of Oxeia Biopharmaceuticals, Inc. (2015-Present).

32

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of November 30, 2015.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer, Global X Management Company (“GXMC”) (since 2008); Chief Compliance Officer, GXMC (2008-2013).	47[3]	None.
Luis Berruga 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2015).	Chief Financial Officer, GXMC (since 9/2015) and Chief Operating Officer (since 2/2014); Investment Banker, Jefferies (2012-2014); Regional Product Specialist, Morgan Stanley (2005 - 2012).	N/A	N/A
Daphne Tippens Chisolm 623 Fifth Ave, 15th floor New York, NY 10022 (1969)	Secretary (since 2012) and Chief Compliance Officer (since 2/2015)	General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014 and 2/2015-present); Founder and President of Law Offices of DT Chisolm, P.C. (since 2009) (law firm).	N/A	N/A
Dianne M. Descoteaux[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

33

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director, SEI Investments Global Funds Services (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director, SEI Global Wealth Services (2006-2009).	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of November 30, 2015, the Trust had ninety investment portfolios, forty-seven of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

34

Notes

35

Notes

36

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Effective February 1, 2016, the offices of

Global X Management Company LLC have relocated to

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

K&L Gates LLP

1601 K Street N.W.

Washington, DC 20006

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street

Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-005-0400

Global X MLP & Energy Infrastructure ETF (ticker: MLPX)

Global X SuperDividend® Alternatives ETF (ticker: ALTY)

Annual Report

November 30, 2015

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)

Global X MLP & Energy Infrastructure ETF

The Global X MLP & Energy Infrastructure ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP & Energy Infrastructure Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of midstream master limited partnerships (“MLPs”) and energy infrastructure corporations. Midstream energy infrastructure MLPs and corporations principally own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products. The Underlying Index limits its exposure to partnerships in order to comply with applicable tax diversification rules.

For the 12-month period ended November 30, 2015 (the “reporting period”), the Fund decreased 26.30%, while the Underlying Index decreased 26.07%. The Fund had a net asset value of $18.92 per share on November 30, 2014 and ended the reporting period with a net asset value of $13.47 on November 30, 2015.

During the reporting period, the highest returns came from Marathon Petroleum and One Gas, which returned 32.46% and 14.86%, respectively. The worst performers were Crestwood Midstream Partners and Targa Resources, which returned -66.04% and -64.05%, respectively.

Midstream MLPs and energy infrastructure corporations are compensated based on the volumes of natural gas or oil that they transport, store or process. While this 'toll road' business model often isolates these midstream entities from the regular fluctuations in commodity prices, the severity and length of the oil and natural gas selloff weighed heavily on valuations. Falling commodity prices increased the fear and likelihood of lower supply from upstream producers, due to drillers potentially being unable to cover costs of extraction. In addition, falling unit and share prices meant that MLPs and energy infrastructure corporations were unlikely to use new unit or share offerings to raise capital to fund future growth opportunities, resulting in further devaluations. Some entities have considered reducing distributions in order to shore up their balance sheets and use cash to fund future growth opportunities.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2015
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MLP & Energy Infrastructure ETF	-26.30%	-26.27%	-2.08%	-1.91%
Solactive MLP & Energy Infrastructure Index	-26.07%	-26.07%	-1.70%	-1.70%
S&P 500 Index	2.75%	2.75%	11.50%	11.50%

Growth of a $10,000 Investment

(at Net Asset Value)

*The Fund commenced investment operations on August 6, 2013.

1

Management Discussion of Fund Performance (unaudited)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above and on previous page.

2

Management Discussion of Fund Performance (unaudited)

Global X SuperDividend® Alternatives ETF

The Global X SuperDividend® Alternatives ETF (“Fund”) seeks to track, before fees and expenses, the price and yield performance of the Indxx SuperDividend® Alternatives Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of securities that rank among the highest dividend-yielding securities in each eligible category of alternative income investments, at the time of Underlying Index reconstitution, as defined by the index provider. Alternative income investments that are eligible for inclusion in the Underlying Index fall into one of four classes: Master Limited Partnerships (“MLPs”) and Infrastructure, Real Estate, Institutional Managers, and Fixed Income and Derivative Strategies. The MLPs and Infrastructure categories primarily consist of units of MLPs and shares of infrastructure companies. The Real Estate category provides exposure to global Real Estate Investment Trusts (“REITs”), and gains this exposure through investing directly in the Global X SuperDividend® REIT ETF. The Institutional Managers category primarily consists of shares of business development companies (“BDCs”) and publicly listed private equity companies. The Fixed Income and Derivative Strategies category includes exposure to emerging market debt, mortgage and asset backed securities, and option-writing primarily through the purchase of publicly traded closed-end funds (“CEFs”). Each of the Underlying Index components is selected from a universe of securities that are publicly traded in the U.S. The Underlying Index assigns weights to each of the four categories in a method that seeks to equalize the volatility contribution of each category, which assigns less weight to higher volatility categories and more weight to lower volatility categories. The Underlying Index is reconstituted annually, but may rebalance quarterly if any one category deviates more than 3% from its target weight.

For the period from the Fund's commencement of operations on July 13, 2015 through November 30, 2015 (the “reporting period”), the Fund decreased 2.02%, while the Underlying Index decreased 1.67%. The Fund had a net asset value of $15.04 per share on July 13, 2015 and ended the reporting period with a net asset value of $14.43 on November 30, 2015.

During the reporting period, the highest returns came from TECO Energy and CVR Refining, which returned 36.93% and 23.33%, respectively. The worst performers were Breitburn Energy Partners and Vanguard Natural Resources, which returned -82.85% and

-63.68%, respectively.

Over the course of the reporting period, the multi-strategy nature of the Underlying Index methodology helped balance risks across sectors and income strategies. The Fund's best performing components were its Mortgage Backed Securities ("MBS") strategies and infrastructure companies. The MBS strategy holdings were up an average of 1.34% while its infrastructure holdings were down an average of -1.90% The Fund's worse performing components were its Real Estate and MLP holdings, which had average returns of -15.71% and -13.25%, respectively.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X SuperDividend® Alternatives ETF	-2.02%	-2.09%
Indxx SuperDividend Alternatives Index	-1.67%	-1.67%
S&P 500 Index	-0.08%	-0.08%

Growth of a $10,000 Investment

(at Net Asset Value)

*The Fund commenced investment operations on July 13, 2015.

3

Management Discussion of Fund Performance (unaudited)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above and on previous page.

4

Schedule of Investments	November 30, 2015

Global X MLP & Energy Infrastructure ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Approximately 75% of the securities are Common Stock and 25% are Master Limited Partnerships.

	Shares	Value
COMMON STOCK — 75.7%
Oil & Gas — 75.7%
Cheniere Energy *	114,917	$5,464,303
Enbridge^	254,246	9,013,021
Enbridge Energy Management *	139,343	3,475,208
EnLink Midstream	95,561	1,612,114
EQT	69,109	3,954,417
Kinder Morgan	143,700	3,387,009
Marathon Petroleum	194,166	11,341,236
ONE Gas	98,180	4,786,275
ONEOK	148,301	4,371,914
Plains GP Holdings, Cl A	60,830	745,776
SemGroup, Cl A	94,505	3,282,159
Spectra Energy	281,687	7,380,199
Targa Resources	72,043	2,831,290
TransCanada^	158,796	5,016,366
Williams	198,329	7,250,908
TOTAL COMMON STOCK
(Cost $94,594,164)		73,912,195

MASTER LIMITED PARTNERSHIPS — 24.2%
Oil & Gas — 24.2%
Antero Midstream Partners	7,579	169,921
Boardwalk Pipeline Partners	20,992	266,179
Buckeye Partners	21,713	1,469,753
DCP Midstream Partners	15,292	388,417
Enable Midstream Partners	4,720	44,368
Energy Transfer Partners	77,583	2,964,446
EnLink Midstream Partners	17,326	258,504
Enterprise Products Partners	183,240	4,652,464
Equities Midstream Partners	8,266	559,195
Genesis Energy	15,661	616,260
Holly Energy Partners	5,983	199,294
Magellan Midstream Partners	38,647	2,416,597
MarkWest Energy Partners	32,264	1,548,672
MPLX	3,861	165,791
NuStar Energy	12,688	507,774
ONEOK Partners	28,591	864,306
Phillips 66 Partners	10,046	582,668
Plains All American Pipeline	66,948	1,658,971
Shell Midstream Partners	9,054	315,713

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	November 30, 2015

Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Spectra Energy Partners	9,583	$406,032
Tallgrass Energy Partners	5,631	242,414
Targa Resources Partners	28,162	643,220
TC PipeLines	7,936	392,515
Tesoro Logistics	10,130	505,993
Western Gas Partners	13,234	635,497
Williams Partners	42,039	1,152,709
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $28,260,005)		23,627,673
TOTAL INVESTMENTS — 99.9%
(Cost $122,854,169)		$97,539,868

Percentages are based on Net Assets of $97,682,144.

^	Canadian security listed on the New York Stock Exchange and Toronto Stock Exchange.
*	Non-income producing security.

 Cl — Class

The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$73,912,195	$—	$—	$73,912,195
Master Limited Partnerships	23,627,673	—	—	23,627,673
Total Investments in Securities	$97,539,868	$—	$—	$97,539,868

For the year ended November 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of November 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	November 30, 2015

Global X SuperDividend® Alternatives ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 32.9%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	2,399	$29,892
Global X SuperDividend REIT ETF (A)	33,834	444,917
TOTAL EXCHANGE TRADED FUNDS
(Cost $501,274)		474,809

REGISTERED INVESTMENT COMPANIES — 30.4%
BlackRock Global Opportunities Equity Trust	2,504	32,377
BlackRock Income Trust	4,798	30,515
Brookfield Mortgage Opportunity Income Fund	2,069	29,752
Brookfield Total Return Fund	1,420	31,013
Eaton Vance Risk-Managed Diversified Equity Income Fund	3,139	31,516
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	2,827	32,482
Morgan Stanley Emerging Markets Domestic Debt Fund	4,421	32,096
Nuveen Mortgage Opportunity Term Fund	1,349	30,326
Stone Harbor Emerging Markets Income Fund	2,585	33,242
Templeton Emerging Markets Income Fund	3,168	31,648
Voya Global Equity Dividend and Premium Opportunity Fund	4,425	32,170
Western Asset Emerging Markets Debt Fund	2,271	31,635
Western Asset Emerging Markets Income Fund	3,192	31,697
Western Asset Mortgage Defined Opportunity Fund	1,214	28,238
TOTAL REGISTERED INVESTMENT COMPANIES
(Cost $467,714)		438,707

COMMON STOCK — 29.7%
Financials — 21.0%
American Capital *	1,481	23,177
Apollo Investment	3,258	20,688
Ares Capital	1,228	19,427
BlackRock Capital Investment	2,026	20,301
Fifth Street Finance	2,886	18,672
Hercules Technology Growth Capital	1,761	20,375
Main Street Capital	680	21,699

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	November 30, 2015

Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Medley Capital	2,400	$18,048
New Mountain Finance	1,290	18,279
PennantPark Investment	2,780	20,183
Prospect Capital	2,485	18,638
Solar Capital	1,120	20,384
TCP Capital	1,305	19,953
TICC Capital	2,647	18,503
Triangle Capital	1,092	24,482
		302,809
Industrials — 0.9%
Macquarie Infrastructure	186	13,956
Oil & Gas — 1.1%
CVR Refining	730	15,812
Utilities — 6.7%
CenterPoint Energy	769	13,035
Duke Energy	192	13,010
Empire District Electric	624	14,208
Entergy	212	14,126
FirstEnergy	442	13,874
PPL	420	14,297
Southern	308	13,718
		96,268
TOTAL COMMON STOCK
(Cost $426,604)		428,845

MASTER LIMITED PARTNERSHIPS — 6.5%
Oil & Gas — 5.5%
Alliance Holdings GP	448	10,685
Alliance Resource Partners	622	10,667
Archrock Partners	839	13,483
DCP Midstream Partners	587	14,910
Northern Tier Energy	606	16,435
Suburban Propane Partners	428	12,784
		78,964
Utilities — 1.0%
Ferrellgas Partners	698	14,644
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $101,620)		93,608

TOTAL INVESTMENTS — 99.5%
(Cost $1,497,212)		$1,435,969

Percentages are based on Net Assets of $1,443,265.

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	November 30, 2015

Global X SuperDividend® Alternatives ETF

*    Non-income producing security.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

(A)    Affiliated security (see Note 3).

The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$474,809	$—	$—	$474,809
Registered Investment Companies	438,707	—	—	438,707
Common Stock	428,845	—	—	428,845
Master Limited Partnerships	93,608	—	—	93,608
Total Investments in Securities	$1,435,969	$—	$—	$1,435,969

For the period ended November 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of November 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

9

Statements of Assets and Liabilities

November 30, 2015

	Global X MLP & Energy Infrastructure ETF	Global X SuperDividend® Alternatives ETF
Assets:
Cost of Investments	$122,854,169	$1,026,178
Cost of Affiliated Investments	—	471,034

Investments, at Value	$97,539,868	$991,052
Affiliated Investments, at Value	—	444,917
Cash	—	4,361
Receivable for Investment Securities Sold	4,142,054	—
Receivable for Capital Shares Sold	2,729,238	—
Dividend and Interest Receivable	260,463	3,816
Reclaim Receivable	22,416	—
Total Assets	104,694,039	1,444,146
Liabilities:
Payable for Investment Securities Purchased	6,851,118	—
Due to Custodian	124,848	—
Payable due to Investment Adviser	35,929	881
Total Liabilities	7,011,895	881
Net Assets	$97,682,144	$1,443,265
Net Assets Consist of:
Paid-in Capital	$138,141,888	$1,504,000
Undistributed (Distributions in Excess of) Net Investment Income	(2)	7,739
Accumulated Net Realized (Loss) on Investments	(15,145,441)	(7,231)
Net Unrealized Depreciation on Investments and Affiliated Investments	(25,314,301)	(61,243)
Net Assets	$97,682,144	$1,443,265
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,250,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$13.47	$14.43

The accompanying notes are an integral part of the financial statements.

10

Statements of Operations

For the year or period ended November 30, 2015

	Global X MLP & Energy Infrastructure ETF		Global X SuperDividend® Alternatives ETF(2)
Investment Income:
Dividend Income	$3,122,200		$35,799
Dividend Income, from Affiliated Investments	—		12,588
Distributions from Master Limited Partnerships	1,897,725		—
Interest Income	88		—
Less: Return of Capital Distributions	(1,897,725)		—
Security Lending Income	1,736		—
Less: Foreign Taxes Withheld	(96,023)		—
Total Investment Income	3,028,001		48,387
Supervision and Administration Fees(1)	677,932		4,130
Tax Expense	1,333		–
Total Expenses	679,265		4,130
Net Investment Income	2,348,736		44,257
Net Realized Loss on:
Investments	(6,786,745	)(3)	(13,729)
Affiliated Investments	—		(170)
Net Realized Loss on Investments	(6,786,745)		(13,899)
Net Change in Unrealized Depreciation on:
Investments	(32,887,323)		(35,126)
Affiliated Investments	—		(26,117)
Net Change in Unrealized Depreciation on Investments	(32,887,323)		(61,243)
Net Realized and Unrealized Loss on Investments	(39,674,068)		(75,142)
Net Decrease in Net Assets Resulting from Operations	$(37,325,332)		$(30,885)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Fund for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	The Fund commenced operations on July 13, 2015.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

11

Statements of Changes in Net Assets

	Global X MLP & Energy Infrastructure ETF			Global X SuperDividend® Alternative ETF
	Year Ended November 30, 2015		Year Ended November 30, 2014	Period Ended November 30, 2015(1)
Operations:
Net Investment Income	$2,348,736		$1,463,783	$44,257
Net Realized Gain (Loss) on Investments & Affiliated Investments	(6,786,745	)(2)	5,372,650 (2)	(13,899)
Net Change in Unrealized Appreciation (Depreciation) on Investments & Affiliated Investments	(32,887,323)		6,730,897	(61,243)
Net Increase (Decrease) in Net Assets Resulting from Operations	(37,325,332)		13,567,330	(30,885)
Dividends and Distributions from:
Net Investment Income	(2,675,966)		(2,058,542)	(29,850)
Tax Return of Capital	(2,003,930)		(369,289)	—
Total Dividends and Distributions	(4,679,896)		(2,427,831)	(29,850)
Capital Share Transactions:
Issued	96,869,878		174,114,378	1,504,000
Redeemed	(136,918,957)		(27,295,698)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(40,049,079)		146,818,680	1,504,000
Total Increase (Decrease) in Net Assets	(82,054,307)		157,958,179	1,443,265
Net Assets:
Beginning of Year/Period	179,736,451		21,778,272	—
End of Year/Period	$97,682,144		$179,736,451	$1,443,265
Undistributed (Distributions in Excess of) Net Investment Income	$(2)		$(66,986)	$7,739
Share Transactions:
Issued	5,550,000		9,450,000	100,000
Redeemed	(7,800,000)		(1,350,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,250,000)		8,100,000	100,000

(1)	The Fund commenced operations on July 13, 2015.
(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

12

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
Global X MLP & Energy Infrastructure ETF
2015	18.92	0.27	(5.15)	(4.88)	(0.33)	(0.24)	(0.57)	13.47	(26.30)	97,682	0.45		1.56		33.36
2014	15.56	0.26	3.51	3.77	(0.35)	(0.06)	(0.41)	18.92	24.38	179,736	0.45		1.37		28.99
2013(1)	15.06	0.12	0.47	0.59	(0.05)	(0.04)	(0.09)	15.56	3.92	21,778	0.45	†	2.42	†	—
Global X SuperDividend® Alternatives ETF
2015(2)	15.04	0.45	(0.76)	(0.31)	(0.30)	—	(0.30)	14.43	(2.02)	1,443	0.75	†	8.04	†	21.50

(1)	The Fund commenced operations on August 6, 2013.
(2)	The Fund commenced operations on July 13, 2015.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

13

Notes to Financial Statements

November 30, 2015

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2015, the Trust had ninety portfolios, forty-seven of which were operational. The financial statements herein and the related notes pertain to the Global X MLP & Energy Infrastructure ETF and the Global X SuperDividend® Alternatives ETF (each a “Fund” and collectively, the “Funds”). Each Fund has elected non-diversification status.

The Global X SuperDividend® Alternatives ETF commenced operations on July 13, 2015.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Funds.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

MASTER LIMITED PARTNERSHIPS (“MLPs”) – The Funds invest in MLPs in addition to other exchange-traded securities. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

14

Notes to Financial Statements (continued)

November 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

15

Notes to Financial Statements (continued)

November 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2015, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, and fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

16

Notes to Financial Statements (continued)

November 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year or period ended November 30, 2015, there have been no significant changes to the Funds fair valuation methodologies.

FEDERAL INCOME TAXES – It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

During the year ended November 30, 2015, the Global X MLP & Energy Infrastructure ETF incurred federal excise tax in the amount of $1,333. No other provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year or period ended November 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

17

Notes to Financial Statements (continued)

November 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS – The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value	Redemption Fee
Global X MLP & Energy Infrastructure ETF	50,000	$500	$673,500	$500
Global X SuperDividend® Alternatives ETF	50,000	$750	$721,500	$750

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services, if any (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, the Funds pay a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). However, with respect to the Global X SuperDividend® Alternatives ETF, the Adviser reduces the advisory fees paid by the Fund by the amount of any advisory fees paid indirectly by the Fund to other affiliated exchange-traded funds as a result of the Fund’s investment in such exchange-traded funds’ securities. In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses). The following table discloses supervision and administration fees pursuant to the agreement:

Supervision and Administration Fee
Global X MLP & Energy Infrastructure ETF	0.45%
Global X SuperDividend® Alternatives ETF	0.75%

18

Notes to Financial Statements (continued)

November 30, 2015

3. RELATED PARTY TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly by the Adviser from its fees. BBH also serves as Transfer Agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of the Funds, (2) make dividend and other distributions to shareholders of the Funds, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

The Global X SuperDividend® Alternatives ETF may invest in affiliated securities. The following is a summary of transactions with affiliates for the period ended November 30, 2015:

			Changes in
	Purchases at	Proceeds from	Unrealized		Value at	Dividend
Value at 11/30/2014	Cost	Sales	Depreciation	Realized Loss	11/30/15	Income
Global X SuperDividend® Alternatives ETF
Global X SuperDividend® REIT ETF
$0	$472,834	$(1,630)	$(26,117)	$(170)	$444,917	$12,588

19

Notes to Financial Statements (continued)

November 30, 2015

4. INVESTMENT TRANSACTIONS

For the year or period ended November 30, 2015, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP & Energy Infrastructure ETF	$49,975,746	$115,925,658
Global X SuperDividend® Alternatives ETF	315,715	307,937

For the year or period ended November 30, 2014, and November 30, 2015, in-kind transactions associated with creations and redemptions were, respectively:

		Sales and	Realized
2014	Purchases	Maturities	Gain/(Loss)
Global X MLP & Energy Infrastructure ETF	$173,969,639	$27,667,389	$5,194,291

		Sales and	Realized
2015	Purchases	Maturities	Gain/(Loss)
Global X MLP & Energy Infrastructure ETF	$96,599,530	$72,401,134	$7,766,267
Global X SuperDividend® Alternatives ETF	1,503,715	-	-

During the year or period ended November 30, 2015, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to redemptions in-kind and investments in partnerships, have been reclassified to/from the following accounts during the fiscal year ended November 30, 2015.

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
Global X MLP & Energy Infrastructure ETF	$7,697,713	$394,214	$(8,091,927)
Global X SuperDividend® Alternatives ETF	—	(6,668)	6,668

These reclassifications have no impact on net assets or net asset value per share.

20

Notes to Financial Statements (continued)

November 30, 2015

5. TAX INFORMATION (continued)

The tax character of dividends and distributions paid during the year ended November 30, 2015 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X MLP & Energy Infrastructure ETF
2015	$2,675,966	$—	$2,003,930	$4,679,896
2014	2,045,057	13,485	369,289	2,427,831
Global X SuperDividend® Alternatives ETF
2015	29,850	—	—	29,850

As of November 30, 2015, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X MLP & Energy Infrastructure ETF	Global X SuperDividend® Alternatives ETF
Undistributed Ordinary Income	$—	$7,738
Capital Loss Carryforwards	(5,513,112)	(9,610)
Unrealized Appreciation on Investments and Foreign Currency	(34,946,632)	(58,863)
Total Accumulated Losses	$(40,459,744)	$(60,735)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X MLP & Energy Infrastructure ETF	$2,468,988	$3,044,124	$5,513,112
Global X SuperDividend® Alternatives ETF	9,610	—	9,610

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2015, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X MLP & Energy Infrastructure ETF	$132,486,500	$3,015,636	$(37,962,268)	$(34,946,632)
Global X SuperDividend® Alternatives ETF	1,494,832	16,414	(75,277)	(58,863)

The preceding differences between book and tax cost are primarily due to MLP adjustments and wash sales.

21

Notes to Financial Statements (continued)

November 30, 2015

6. CONCENTRATION OF RISKS

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying Index in approximately the same proportions as in the underlying Index. The Funds may utilize a representative sampling strategy with respect to their underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying Index, or, in certain instances, when securities in the underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not the underlying Index).

Under normal circumstances, the MLP & Energy Infrastructure ETF intends to invest up to 25% of its total assets in securities that have economic characteristics of the MLP asset class, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

22

Notes to Financial Statements (concluded)

November 30, 2015

6. CONCENTRATION OF RISKS (continued)

Natural Resource - MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2015, the Funds had no securities on loan.

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

23

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X MLP & Energy Infrastructure ETF and Global X SuperDividend® Alternatives ETF (two of the portfolios constituting the Global X Funds) (the “Funds”) as of November 30, 2015, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years or period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at November 30, 2015, the results of their operations for the year or period then ended, the changes in their net assets for each of the two years or period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

January 29, 2016

24

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (June 1, 2015 to November 30, 2015).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/2015	Ending Account Value 11/30/2015	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$739.70	0.45%	$1.96
Hypothetical 5% Return	1,000.00	1,022.81	0.45	2.28
Global X SuperDividend® Alternatives ETF
Actual Fund Return (2)	$1,000.00	$979.80	0.75%	$2.87
Hypothetical 5% Return	1,000.00	1,016.42	0.75	3.79

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 141/365 (to reflect the actual period.) The Fund commenced operations on July 13, 2015.

25

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a quarterly Board meeting held on November 13, 2015, the Board of Trustees (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for the Global X MLP & Energy Infrastructure ETF (“MLPX Renewal Fund”) and the Global X SuperDividend® Alternatives ETF (“ALTY Renewal Fund”) and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of the MLPX Renewal Fund and ALTY Renewal Fund, and Global X Management Company LLC ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements." The MLPX Renewal Fund and the ALTY Renewal Fund are collectively referred to as the “Renewal Funds”. On March 10, 2015, the Board of Trustees (including the Trust’s Independent Trustees voting separately) initially considered and unanimously approved (i) the initial Investment Advisory Agreement (“New Investment Advisory Agreement”) for the Global X SuperDividend® Alternatives ETF (the “New Fund”) and (ii) the Supervision and Administration Agreement between the Trust (“New Supervision and Administration Agreement”), on behalf of the New Fund, and Global X Management. The New Investment Advisory Agreement and New Supervision and Administration Agreement for the New Fund are referred to herein as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and the New Fund Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the New Fund Agreements for the New Fund and the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed at greater detail below. After full consideration of the factors below, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the New Fund Agreements and the Renewal Agreements were fair and reasonable and in the best interest of the New Fund and each Renewal Fund (as applicable).

26

Approval of Investment Advisory Agreement (unaudited)

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

NEW FUND AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services to be provided to the New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that would be provided by Global X Management or made available to the New Fund; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the New Fund by Global X Management.

27

Approval of Investment Advisory Agreement (unaudited)

Performance

The Board determined that, because the New Fund had not yet been operational for one calendar year, meaningful data relating to investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund;

•	The unitary fee (including the proposed investment advisory fee) ("Management Fee") that was proposed to be borne by the New Fund under the New Fund Agreements for the investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•	the expected profitability to Global X Management, if any, from all services to be provided to the New Fund and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of its shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and other comparable registered funds;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory,

28

Approval of Investment Advisory Agreement (unaudited)

administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that it would be in the best interest of the New Fund and its shareholders to approve the New Fund Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management intends to made in the New Fund in order to seek to assure that the New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded that approval of the proposed unitary Management Fee for the New Fund was reasonable.

Other Benefits

In considering the New Fund Agreements, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund. As a result, the Board concluded that, in the exercise of its business judgement, all information it considered supported approval of the New Fund Agreements.

RENEWAL AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund.

29

Approval of Investment Advisory Agreement (unaudited)

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker- dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Renewal Fund, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of each Renewal Fund by shareholders and new investors;

•	the nature, extent and quality of the all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Renewal Fund by Global X Management.

Performance

The Board considered the performance of the MLPX Renewal Fund for the one-year and since-inception periods. Also, the Board considered the total return and investment performance of the MLPX Renewal Fund relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the MLPX Renewal Fund, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds, and pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the comparator funds. The Board considered the MLPX Renewal Fund’s low tracking error as compared to its underlying index.

Based on these considerations and comparisons, the Board concluded that the investment performance of the MLPX Renewal Fund did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

30

Approval of Investment Advisory Agreement (unaudited)

The board was presented the performance of the ALTY Renewal Fund for the since inception period. The Board determined that, because the ALTY Renewal Fund had not been operational for one calendar year, meaningful data relating to investment performance of the ALTY Renewal Fund was not available and, therefore, could not be a factor in approving the Renewal Agreements on behalf of the ALTY Renewal Fund.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each Renewal Fund. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or expected to be borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided or expected to be provided to each Renewal Fund and all aspects of Global X Management’s relationship with each Renewal Fund. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to each Renewal Fund and discussed with the Board its current and expected profitability with respect to each Renewal Fund.

Based on these considerations, the Board concluded that the Management Fee paid by each Renewal Fund to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Fund’s shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by each Renewal Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each Renewal Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and other comparable registered funds;

•	the structure of the unified Management Fee (which includes as one component the investment advisory fee for each Renewal Fund) and the current total expense ratios for each Renewal Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for each Renewal Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each Renewal Fund and that the proposed

31

Approval of Investment Advisory Agreement (unaudited)

Management Fee for each Renewal Fund was set at a competitive level to make each Renewal Fund viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of each Renewal Fund, including the costs of various third-party services required by each Renewal Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that it would be in the best interest of each Renewal Fund and its shareholders to approve the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Fund grows and whether the unitary Management Fee for each Renewal Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to make in each Renewal Fund in order to seek to assure that each Renewal Fund is attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for each Renewal Fund and its shareholders.

Based on these considerations, the Board concluded that continuation of the unitary Management Fee for each Renewal Fund was reasonable.

Other Benefits

In considering the Renewal Agreements, in addition to the categories discussed above, The Board considered any other benefits realized by Global X Management as a result of its relationships with each Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

32

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.GlobalXFunds.com

33

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 623 Fifth Ave, 15th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	47[3]	None.
Scott R. Chichester[1] 623 Fifth Ave, 15th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, AdeptPros Inc. (app development, training and consulting) (since 2012); Founder, Madison Park Advisors LLC (advisory services) (since 2011); CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	47[3]	Director of AdeptPros Inc. (since 2015); Director of Sterling Seal & Supply Inc. (since 2011);Director of Bayview Acquisition Corp. (since 2010); Trustee of ARK ETF Trust (since 2014).
Kartik Kiran Shah 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Trustee (since 2008)	President and Chief Business Officer, Oxeia Biopharmaceuticals, Inc. (2015-Present); Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	47[3]	Director of Oxeia Biopharmaceuticals, Inc. (2015-Present).

34

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of November 30, 2015.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer, Global X Management Company (“GXMC”) (since 2008); Chief Compliance Officer, GXMC (2008-2013).	47[3]	None.
Luis Berruga 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2015).	Chief Financial Officer, GXMC (since 9/2015) and Chief Operating Officer (since 2/2014); Investment Banker, Jefferies (2012-2014); Regional Product Specialist, Morgan Stanley (2005 - 2012).	N/A	N/A
Daphne Tippens Chisolm 623 Fifth Ave, 15th floor New York, NY 10022 (1969)	Secretary (since 2012) and Chief Compliance Officer (since 2/2015)	General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014 and 2/2015-present); Founder and President of Law Offices of DT Chisolm, P.C. (since 2009) (law firm).	N/A	N/A
Dianne M. Descoteaux[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

35

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director, SEI Investments Global Funds Services (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director, SEI Global Wealth Services (2006-2009).	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of November 30, 2015, the Trust had ninety investment portfolios, forty-seven of which were operational.

4  These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

36

Notice to Shareholders (unaudited)

For shareholders that do not have a November 30, 2015 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2015, the Fund has designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Return of Capital	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends (5)	Foreign Tax Credit
Global X MLP & Energy Infrastructure ETF	0.00%	57.18%	42.82%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Global X SuperDividend® Alternatives ETF	0.00%	100.00%	0.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3) "U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year.  Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage in this column represents the amount of "Short Term Capital Gain Dividend" and is reflected as a percentage of short term capital gain distribution for calendar year ended 2013 that is exempted from U.S. withholding tax when paid to foreign investors.

37

Notes

Notes

Notes

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Effective February 1, 2016, the offices of

Global X Management Company LLC have relocated to

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

K&L Gates LLP

1601 K Street N.W.

Washington, DC 20006

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street

Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-006-0300

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Scott Chichester and is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.  Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP in 2015 and 2014 related to the registrant.

In 2015 and 2014, Ernst & Young, LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2015			2014
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$60,876	$0	$0	$45,070	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$4,215	$0	$0	$3,975	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1)     Not applicable.

(e)(2)     Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for Ernst & Young LLP in 2015 and 2014:

	2015	2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young, LLP in 2015 and 2014 for the last two fiscal years were $4,215 and $3,975, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: February 5, 2016

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: February 5, 2016

*    Print the name and title of each signing officer under his or her signature.